Consolidated Statement of Cash Flows - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Payments to suppliers and employees (inclusive of GST)	$ (4,022,008)	$ (1,152,842)	$ (3,210,966)	$ (3,095,422)	$ (2,849,722)
Interest received	22,404	173,535	262,818	13,530
Finance charges	(326,930)	(293,049)
Interest and other finance costs paid			(718,620)	(1,785)	(6,039)
Net cash used in operating activities	(4,326,534)	(1,272,356)	(3,666,768)	(3,083,677)	(2,855,761)
Cash flows from investing activities
Payments for property, plant and equipment	(51,223)	(237,829)	(255,553)	(213,299)	(1,055,878)
Payments for exploration and evaluation	(3,424,302)	(10,523,508)	(12,398,898)	(23,647,509)	(24,799,177)
Loans to Snow Lake Resources			144,804	100,000	274,342
Loans to other entity			(996,546)		10,000
Loans to related party				103,813	41,814
Payments to acquire investments		(1,071,058)	(125,000)	(271,182)	(648,988)
Convertible note in Asra Minerals Limited		125,000	257,808	(250,000)
Proceeds from disposal of property, plant and equipment				38,500
Proceeds from disposal of Investments		51,464	51,464		22,279,880
Loss of cash due to deconsolidation of Snow Lake Resources					(59,719)
Net cash used in investing activities	(3,475,525)	(11,655,931)	(13,321,921)	(24,139,677)	(3,957,726)
Cash flows from financing activities
Proceeds from issue of shares	8,472,091		996,966	19,059,988	12,000,000
Capital Raising Costs	(1,337,535)
Proceeds from Issue of derivative financial liability				7,449,210
Proceeds from exercise of options and warrants	1,250,083		176	39,871
Proceeds from borrowings	100,000
Share issue transaction costs			(10,250)	(1,390,454)	(846,964)
Net cash from financing activities	8,484,639		986,892	25,158,615	11,153,036
Net increase/(decrease) in cash and cash equivalents	682,580	(12,928,287)	(16,001,797)	(2,064,739)	4,339,549
Cash and cash equivalents at the beginning of the financial half-year	3,149,909	19,240,707	19,240,707	21,278,936	15,516,112
Effects of exchange rate changes on cash and cash equivalents	253,117	(84,191)	(89,001)	26,510	1,423,275
Cash and cash equivalents at the end of the financial half-year	$ 4,085,606	$ 6,228,229	$ 3,149,909	$ 19,240,707	$ 21,278,936